Pension Plans and Other Postretirement Benefits Net Periodic Non Pension Plan Expense - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		$ 5	$ 4	$ 0
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	$ 1	1	1	2
Defined Benefit Plan, Interest Cost	2	1	2	4
Defined Benefit Plan, Actuarial Gain (Loss)		0	(1)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ (3)	(5)		$ 0
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost		0	0
Defined Benefit Plan, Interest Cost		0	0
Defined Benefit Plan, Actuarial Gain (Loss)		$ 0	$ 1